                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:           June 30, 2008
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Check here if Amendment                    Amendment Number:
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This Amendment (Check only one.):          is a restatement
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                                           adds new holdings entries.
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Institutional Investment Manager Filing this Report:

Name:                    Kevin D. Eng
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Address:                 c/o Columbus Hill Capital Management, L.P.
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                         830 Morris Turnpike
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                         Short Hills, NJ 07078
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Form 13F File Number:    028-12247
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:                    David Newmark
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Title:                   Chief Financial Officer
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Phone:                   973-921-3424
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Signature, Place, and Date of Signing:

s/ David Newmark*                     Short Hills, NJ           August 13, 2008
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       (Signature)                    (City, State)                  (Date)

* Signed as attorney-in-fact on behalf of Kevin D. Eng pursuant to Power of Attorney dated February 12, 2007 and included as Exhibit 99.1 to this filing.

Report Type ( Check only one.):


[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
028-12244                 Columbus Hill Capital Management, L.P.

                                                                    EXHIBIT 99.1

                                POWER OF ATTORNEY

      KNOW ALL MEN BY THESE PRESENTS, that I, KEVIN D. ENG, hereby make, constitute and appoint each of DAVID W. AMBROSIA and DAVID NEWMARK acting individually and with full power of substitution, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity, (b) in my capacity as managing member or in other capacities with Columbus Hill Capital Management, L.P., a Delaware limited partnership ("Columbus Hill Capital Management"), (c) in my capacity as managing member or in other capacities of CHC Partners, L.L.C., a Delaware limited liability ("CHC Partners"), Columbus Hill Capital Partners, L.L.C., a Delaware limited liability ("Columbus Hill Capital Partners"), or (d) in my capacity as a director of Columbus Hill Overseas, Ltd., a Cayman Islands exempted company ("Columbus Hill Overseas"), and each of their respective affiliates or other entities advised or controlled by me, Columbus Hill Capital Management, CHC Partners, Columbus Hill Capital Partners or Columbus Hill Overseas, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities or other investments, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the "Commission") pursuant to the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934 (the "Exchange Act") and the rules and regulations promulgated thereunder, including: (1) all documents relating to the beneficial ownership of securities required to be filed with the Commission pursuant to Section 13(d) or Section 16(a) of the Exchange Act including, without limitation: (a) any acquisition statements on Schedule 13D or Schedule 13G and any amendments thereto, (b) any joint filing agreements pursuant to Rule 13d-1(k), and (c) any initial statements of, or statements of changes in, beneficial ownership of securities on Form 3, Form 4 or Form 5 and (2) any information statements on Form 13F required to be filed with the Commission pursuant to Section 13(f) of the Exchange Act. All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed. This power of attorney shall be valid from the date hereof until revoked by me.

      IN WITNESS WHEREOF, I have executed this instrument as of the 12th day of February, 2007.

s/Kevin Eng
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Kevin D. Eng